Basis of presentation - Goodwill impairment (Details) - segment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Basis of presentation
Number of operating segments	1	2	2
Number of reporting units		16